Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net Investment Income [Line Items]
Net unrealized (losses) gains on available-for-sale securities	$ 435		$ (663)		$ 571
Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	178	[1],[2]	189	[1],[2]
Ratio of estimated fair value to amortized cost	80.00%		80.00%
Net unrealized (losses) gains on available-for-sale securities	541		816
Less than 80.0% [Member] | Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	$ 66		$ 82

[1]	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.
[2]	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.